Leases - Schedule of Classification of Lease Liabilities (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 79.9	$ 76.1
Non-current lease liabilities	250.6	258.7
Lease liabilities	330.5	334.8	$ 250.7
Retail stores
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	65.8	64.7
Non-current lease liabilities	189.9	194.5
Lease liabilities	255.7	259.2	217.2
Manufacturing facilities
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	6.3	6.1
Non-current lease liabilities	17.5	21.6
Lease liabilities	23.8	27.7	24.8
Other
Schedule of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	7.8	5.3
Non-current lease liabilities	43.2	42.6
Lease liabilities	$ 51.0	$ 47.9	$ 8.7